UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07583

HSBC ADVISOR FUNDS TRUST
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.

HSBC INVESTOR CORE PLUS FIXED INCOME FUND (CLASS I SHARES)
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008
(UNAUDITED)

Value ($)
Investment in Affiliated Investment Company— 100.2%
HSBC Investor Core Plus Fixed Income Portfolio	66,216,910
TOTAL INVESTMENTS — 100.2%	66,216,910

Percentages indicated are based on net assets of $66,098,793.

See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY FUND (CLASS I SHARES)
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008
(UNAUDITED)

Value ($)
Investment in Affiliated Investment Company— 99.8%
HSBC Investor International Equity Portfolio	278,184,178
TOTAL INVESTMENTS — 99.8%	278,184,178

Percentages indicated are based on net assets $278,789,300.

See notes to schedules of portfolio investments.

HSBC INVESTOR OPPORTUNITY FUND (CLASS I SHARES)
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008
(UNAUDITED)

Value ($)
Investment in Affiliated Investment Company— 99.9%
HSBC Investor Opportunity Portfolio	148,421,948
TOTAL INVESTMENTS — 99.9%	148,421,948

Percentages indicated are based on net assets $148,587,877.

See notes to schedules of portfolio investments.

HSBC INVESTOR CORE PLUS FIXED INCOME PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008
(UNAUDITED)

	Shares or
	Principal
	Amount ($	)	Value ($)
Certificates of Deposit – 0.1%
Banking – 0.1%
First Tennessee Bank 2.95%,
12/17/09 (a)	100,000		99,535

TOTAL CERTIFICATES OF DEPOSIT
(COST $93,915)			99,535

U.S. Government and Government Agency
Obligations – 45.9%
Federal Home Loan Mortgage Corp. – 12.2%
5.13%, 11/17/17	3,100,000		3,213,010
Pool #C00368, 8.50%, 10/1/24	24,524		27,054
Pool #D62926, 6.50%, 8/1/25	19,201		19,939
Pool #C80387, 6.50%, 4/1/26	24,109		25,031
Pool #C00922, 8.00%, 2/1/30	148,439		160,427
Pool #C54447, 7.00%, 7/1/31	32,387		34,107
Pool #G01317, 7.00%, 10/1/31	119,404		125,743
Pool #C60712, 6.50%, 11/1/31	520,651		538,928
Pool #847557, 6.04% , 7/1/34(a)(c)	633,387		640,592
Pool #1B2655, 6.19% , 12/1/34(a) (c)	535,453		541,725
Pool #1J1313, 6.38% , 6/1/36(a)	1,224,819		1,248,260
Pool #G02981, 6.00%, 6/1/37	1,052,289		1,058,833
TBA August:
5.00%, 8/15/22	3,865,000		3,788,906
5.50%, 8/15/22	960,000		961,499
			12,384,054
Federal National Mortgage Association – 25.2%
Pool #398958, 6.50%, 10/1/12	40,747		42,307
Pool #329655, 7.00%, 11/1/25	37,470		39,681
Pool #329530, 7.00%, 12/1/25	79,613		84,312
Pool #535332, 8.50%, 4/1/30	35,324		38,781
Pool #548965, 8.50%, 7/1/30	38,589		42,376
Pool #535440, 8.50%, 8/1/30	39,592		43,478
Pool #253438, 8.50%, 9/1/30	32,880		36,107
Pool #568486, 7.00%, 1/1/31	38,310		40,378
Pool #573752, 8.50%, 2/1/31	29,475		32,367
Pool #575328, 6.50%, 4/1/31	48,520		50,208
Pool #356905, 7.14% , 10/1/36(a)	149,128		150,503
Pool #922090, 5.84% , 3/1/37(a)	1,681,757		1,707,700
Pool #256723, 6.50%, 5/1/37	1,021,324		1,049,938
TBA August:
5.00%, 8/1/33	3,100,000		2,943,062
5.50%, 8/15/37	14,800,000		14,480,882
6.00%, 8/15/36	4,800,000		4,821,000
			25,603,080
Government National Mortgage Association – 5.1%
Pool #346406, 7.50%, 2/15/23	42,252		45,402
Pool #412530, 7.50%, 12/15/25	69,677		74,944
Pool #781300, 7.00%, 6/15/31	116,917		124,841
TBA August:
5.00%, 8/1/34	2,800,000		2,703,750
5.50%, 8/15/36	610,000		604,472
6.00%, 8/15/36	1,680,000		1,697,850
			5,251,259
U.S. Treasury Bonds – 1.8%
5.00%, 5/15/37	1,685,000		1,790,181

U.S. Treasury Notes – 1.6%
2.63%, 5/31/10	207,000		207,615
4.25%, 11/15/17	290,000		296,502
3.50%, 2/15/18	275,000		264,967
3.88%, 5/15/18	835,000		827,824
			1,596,908

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(COST $46,697,920)			46,625,482

Corporate Obligations – 39.9%
Agricultural Chemicals – 0.6%
Cargill, Inc. 5.60%, 9/15/12(d)	600,000		602,798
Banking – 0.7%
American Express Centurion Bank
5.95%, 6/12/17	700,000		660,247
Building & Construction Products – 1.1%
Martin Marietta Materials, Inc.
2.95%, 4/30/10 (a)(c)	600,000		583,372
Masco Corp. 3.09%, 3/12/10 (a)(c)	550,000		507,472
			1,090,844
Cable Television – 0.6%
Time Warner Cable, Inc. 7.30%,
7/1/38	625,000		624,862
Chemicals – 0.1%
Chemtura Corp. 6.88%, 6/1/16	175,000		147,875
Consumer Products – 0.9%
Clorox Co. (The) 5.45%, 10/15/12	900,000		903,264
Electric – 6.3%
Commonwealth Edison Co. 6.45%,
1/15/38	700,000		671,019
Dominion Resources, Inc. 6.40%,
6/15/18	250,000		253,974
Duke Energy Corp. 5.65%, 6/15/13	450,000		453,326
Florida Power Corp. 5.65%, 6/15/18	550,000		555,714
MidAmerican Energy Co. 5.95%,
7/15/17	2,900,000		2,943,845
Progress Energy, Inc. 3.08%,
11/14/08, Callable 8/14/08 @ 100
(a)(c)	1,000,000		999,782
Puget Sound Energy, Inc. 6.97%,
6/1/67, Callable 6/1/17 @ 100	600,000		521,250
			6,398,910
Finance – 9.3%
American Honda Finance Corp.
4.63%, 4/2/13, MTN (b)(d)	250,000		240,830
Bear Stearns Co., Inc.:
4.50%, 10/28/10	600,000		592,417
Series B, 6.95%, 8/10/12, MTN	950,000		979,264
Countrywide Home Loans, Series L,
4.00%, 3/22/11, MTN	1,150,000		1,069,514
Covidien International Finance SA
5.45%, 10/15/12	550,000		547,453
Duane Street CLO, Series 2007-4A,
Class C, 3.68%, 11/14/21 (a)(b)(d)	850,000		534,990
Ford Motor Credit Co., LLC:
9.75%, 9/15/10	1,550,000		1,338,244
7.25%, 10/25/11	150,000		113,396
Lehman Brothers Holdings, Series I,
6.88%, 5/2/18, MTN	500,000		469,391
MetLife Global Funding I 5.13%,
4/10/13(b)(d)	350,000		345,110
Morgan Stanley, Series F, 6.00%,
4/28/15, MTN	565,000		530,583
Pacific Life Global Funding 5.15%,
4/15/13(b)(d)	250,000		248,036
Preferred Term Securities Ltd.
8.79%, 9/15/30, Callable 9/15/10
@ 104.395(b)(d)	778,066		787,792
Wells Fargo Financial 5.50%, 8/1/12	850,000		859,964

XTRA Finance Corp. 5.15%, 4/1/17	750,000	739,830
		9,396,814
Forestry/Paper – 0.2%
Georgia-Pacific Corp. 7.70%, 6/15/15	250,000	232,500
Gaming – 0.1%
MGM MIRAGE, Inc. 6.75%, 4/1/13	175,000	146,125
Health Services – 0.2%
Community Health Systems, Inc.
8.88%, 7/15/15, Callable 7/15/11 @ 104.44	175,000	176,313
Hospitals – 0.6%
HCA, Inc. 5.75%, 3/15/14	750,000	624,375
Insurance – 1.5%
New York Life Global Funding
4.65%, 5/9/13 (b)(d)	1,500,000	1,486,681
Media – 2.0%
AOL Time Warner, Inc.:
6.88%, 5/1/12	600,000	612,794
7.70%, 5/1/32	550,000	549,543
News America Holdings 7.90%,
12/1/95	500,000	527,243
Vivendi 5.75%, 4/4/13 (b)(d)	350,000	341,973
		2,031,553
Media - Cable – 1.0%
Cablevision Systems Corp., Series B,
8.00%, 4/15/12	175,000	167,563
Time Warner Entertainment Co.
8.38%, 3/15/23	800,000	853,600
		1,021,163
Medical – 1.3%
AstraZeneca PLC 5.90%, 9/15/17	1,000,000	1,028,224
Glaxosmithkline Capital, Inc. 4.85%,
5/15/13	300,000	299,977
		1,328,201
Office Equipment & Services – 0.5%
Xerox Corp. 3.56%, 12/18/09 (a)(c)	550,000	546,764
Oil & Gas – 0.2%
Pioneer Natural Resources Co.
5.88%, 7/15/16	175,000	156,933
Pipelines – 0.6%
Dynegy Holdings, Inc. 7.75%, 6/1/19	175,000	161,000
Transcontinental Gas Pipeline Corp.
6.05%, 6/15/18 (b)(d)	450,000	441,562
		602,562
Retail – 2.2%
Kohl's Corp. 6.25%, 12/15/17	550,000	524,495
Kroger Co. (The) 5.00%, 4/15/13	250,000	245,673
Wal-Mart Stores, Inc. 6.50%, 8/15/37	1,500,000	1,507,780
		2,277,948
Support - Services – 0.3%
Aramark Services, Inc. 8.50%,
2/1/15, Callable 2/1/11 @104.25	175,000	174,344
Iron Mountain, Inc. 8.00%, 6/15/20,
Callable 6/15/13 @ 104	175,000	170,187
		344,531
Telecom - Integrated/Services – 0.2%
Qwest Corp. 7.63%, 6/15/15	175,000	159,688
Telecommunications – 3.8%
AT&T, Inc. 5.50%, 2/1/18	750,000	732,096
BellSouth Telecommunications
7.00%, 12/1/95	700,000	648,467
GTE Corp. 6.84%, 4/15/18	750,000	755,651
Sprint Nextel Corp. 6.00%, 12/1/16	1,110,000	935,175
Verizon Communications, Inc.
6.10%, 4/15/18	750,000	748,237
		3,819,626
Transportation – 5.6%
American Airlines, Inc.:
Series 2001-2, Class A1, 6.98%,
4/1/11	525,512	496,608
Series 2001-2, Class A2, 7.86%,
10/1/11	1,250,000	1,150,000
Burlington North Santa Fe:
5.65%, 5/1/17	600,000	582,644
7.57%, 1/2/21	277,493	297,211
Continental Airlines, Inc. 5.98%,
4/19/22	750,000	603,750
Norfolk Southern Corp. 5.75%,
4/1/18	250,000	244,257
Union Pacific Corp.:
5.75%, 11/15/17	1,200,000	1,165,492
6.85%, 1/2/19	1,104,592	1,174,225
		5,714,187
TOTAL CORPORATE OBLIGATIONS
(COST $41,086,244)		40,494,764

Asset Backed Securities – 21.9%
Arizona Educational Loan Marketing
Corp. Educational Loan Revenue
2.97%, 1/25/10 (a)(c)	1,133,965	1,132,604
Asset Backed Funding Certificates,
Series 2003-AHL1, Class A1,
3.68%, 3/25/33	738,743	598,086
Cairn Mezzanine plc, Series 2007-
3A, Class B1, 3.59%, 8/13/47
(d)(h)	905,000	0
Capital Auto Receivables Asset Trust:
Series 2006-SN1A, Class A3,
5.31%, 10/20/09(a)(c)(d)	1,041,976	1,043,433
Series 2005-1, Class A5, 2.56% ,
1/15/10 (a)(c)	923,398	923,347
Series 2007-SN1, Class A3B,
2.52% , 7/15/10(a)(c)	860,000	856,822
Series 2007-SN1, Class A3A,
5.47%, 7/15/10(c)	740,000	750,406
Carmax Auto Owner Trust, Series
2008-2, Class A2B, 3.43%, 9/15/11
(a)(c)	1,400,000	1,400,029
Countrywide Asset-Backed Certificates:
Series 2006-S2, Class A5, 5.75% ,
7/25/27 (a)	1,023,000	473,491
Series 2006-S4, Class A3, 5.80%,
7/25/34	1,060,000	488,715
Daimler Chrysler Auto Trust, Series
2005-A, Class A4, 3.74%, 2/8/10	316,578	316,623
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2, 5.26%,
4/25/37 (b)(d)	1,200,000	1,023,528
GE Business Loan Trust, Series
2006-2A, Class A, 2.64%, 11/15/34
(a)(b)(c)(d)	1,396,582	1,242,249
GE Equipment Small Ticket LLC,
Series 2005-2A, Class A3, 4.88%,
10/22/09 (c)(d)	391,860	391,125
GMAC Mortgage Corp., Loan Trust,
Series 2006-HE3, Class A3, 5.81%,
10/25/36	900,000	463,906
Hyundai Auto Receivables Trust,
Series 2008-A, Class A2, 4.16%,
5/16/11 (c)	1,020,000	1,026,440
IOWA Student Loan Liquidity Corp.,
Series 2005-1, Class A1, 2.83%,
6/25/14 (a)(c)	576,408	575,535
MBNA Credit Card Master Note
Trust, Series 2005-A7, Class A7,
4.30%, 2/15/11(c)	930,000	931,669
National Collegiate Student Loan
Trust, Series 2006-3, Class A1,
2.49%, 9/25/19 (a)(c)	997,008	969,214
Nissan Auto Receivables Owner
Trust, Series 2006-B, Class A3,
5.16%, 2/15/10 (c)	738,262	742,727
Preferred Term Securities XXII Ltd.
3.12%, 9/22/36, Callable 6/22/11
@ 100 (a)(b)(c)(d)	1,083,822	925,584
Residential Funding Mortgage
Securities, Series 2006-HSA1,
Class A5, 5.31%, 2/25/36	490,000	232,730

SLM Student Loan Trust:
Series 2006-7, Class A2, 2.79% ,
10/25/16 (a)(c)	1,420,069	1,416,737
Series 2006-9, Class A2, 2.80% ,
4/25/17 (a)(c)	295,242	294,061
Series 2006-B, Class A1, 2.79% ,
9/15/20 (a)(c)	1,144,875	1,120,656
Series 2005-4, Class A2, 2.88% ,
4/26/21 (a)(c)	490,000	483,500
Series 2005-9, Class A4, 2.90% ,
1/25/23 (a)(c)	1,360,000	1,345,850
South Carolina Student Loan Corp.,
Series 2008-1, Class A1, 3.21%,
9/2/14 (a)(c)	984,000	984,000

TOTAL ASSET BACKED SECURITIES
(COST $24,197,308)		22,153,067

Collateralized Mortgage Obligations – 5.0%
Banc of America Mortgage
Securities, Series 2005-D, Class
2A4, 4.79%, 5/25/35 (a)	1,053,257	1,027,878
Deutsche Mortgage Securities, Inc.,
Series 2006-WF1, Class 1A1,
5.09%, 6/26/35 (a)(b)(d)	897,825	892,792
Fannie Mae IO:
Series 270, Class 2, 8.50% ,
9/1/23 (b)	39,271	8,769
Series 296, Class 2, 8.00% ,
4/1/24 (b)	47,122	10,185
Series 2000-16, Class PS, 6.14% ,
10/25/29(a)(b)	26,492	697
Series 306, Class IO, 8.00% ,
5/1/30 (b)	54,589	14,493
Series 2001-4, Class SA, 5.09% ,
2/17/31(a)(b)	188,146	19,362
FHA Weyerhauser 7.43%, 1/1/24
(e)(f)	26,392	26,392
Freddie Mac:
Series 2988, Class AF, 2.76% ,
6/15/35 (a)(c)	1,009,444	968,738
Series 3212, Class BK, 5.40%,
9/15/36	900,000	849,599
Freddie Mac IO:
Series 1534, Class K, 4.90% ,
6/15/23(a)(b)	124,858	11,387
Series 2141, Class SD, 5.69% ,
4/15/29(a)(b)	104,077	12,533
Series 2247, Class SC, 5.04% ,
8/15/30(a)(b)	52,413	4,217
Government National Mortgage Association IO:
Series 1999-30, Class SA, 5.54% ,
4/16/29(a)(b)	64,709	5,041
Series 1999-30, Class S, 6.14% ,
8/16/29(a)(b)	46,225	5,217
Residential Asset Securitization
Trust, Series 2003-A15, Class
1A2, 2.91%, 2/25/34 (a)(c)	1,371,567	1,223,201

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(COST $5,266,277)		5,080,501

Commercial Mortgage Backed Securities – 10.5%
Citigroup Commercial Mortgage
Trust, Series 2006-C5, Class A2,
5.38%, 10/15/49	1,100,000	1,082,572
Citigroup/Deutsche Bank
Commercial Mortgage Trust, Series
2007-CD4, Class A2B, 5.21%,
12/11/49	1,300,000	1,258,516
Commercial Mortgage Pass - Through Certificate:
Series 2006-FL12, Class A2,
2.56% , 12/15/20(a)(b)(c)(d)	1,492,033	1,412,677
Series 2005-LP5, Class AJ,
5.05%, 5/10/43	1,550,000	1,338,211
CWCapital Cobalt, Series 2006-C1,
Class A2, 5.17%, 8/15/48	1,232,000	1,204,415
DLJ Mortgage Acceptance Corp., IO,
Series 1997-CF1, Class S, 1.18%,
5/15/30 (a)(b)(d)(e)	18,532	0
Greenwich Capital Commercial
Funding Corp, Series 2006-GG7,
Class A2, 5.91%, 7/10/38 (a)	640,000	642,606
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class A4, 5.91%, 7/10/38 (a)	1,040,000	1,007,170
GS Mortgage Securities Corp., IO,
Series 1997-GL, Class X2, 0.29%,
7/13/30 (a)(b)(e)	35,896	465
LB-UBS Commercial Mortgage
Trust, Series 2006-C6, Class A2,
5.35%, 9/15/39	480,000	472,589
Morgan Stanley Capital I, Series
2007-IQ14, Class A2, 5.61%,
4/15/49	1,380,000	1,345,837
Washington Mutual Commercial
Mortgage Securities Trust, Series
2006-SL1, Class A, 5.30%,
11/23/43 (a)(d)	968,431	828,318

TOTAL COMMERCIAL MORTGAGE
BACKED SECURITIES
(COST $11,128,024)		10,593,376

Foreign Bonds – 0.7%
United Kingdom – 0.7%
Barclays Bank plc 5.93%, 12/31/49
(d)	850,000	671,862

TOTAL FOREIGN BONDS
(COST $862,304)		671,862

Municipal Bonds – 1.5%
Chicago Transit Authority Sales
&Transfer Tax Receipts Revenue
6.90%, 12/1/40	800,000	811,896
Connecticut State, GO 5.00%,
4/15/18	650,000	706,673

TOTAL MUNICIPAL BONDS
(COST $2,635,389)		1,518,569

Investment Company – 5.9%
Northern Institutional Diversified
Assets Portfolio, Shares class,
2.01% (c)(g)	5,930,191	5,930,191

TOTAL INVESTMENT COMPANY
(COST $5,930,191)		5,930,191

TOTAL INVESTMENTS
(COST $137,897,572) — 131.4%		133,167,347

Percentages indicated are based on net assets of $101,314,168.

(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on July 31, 2008. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	Interest-Only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate adjusts periodically based on the pay off of the underlying mortgage. The interest rate presented represents the rates in effect on July 31, 2008. The principal amount shown is the notional amount of the underlying mortgages.

(c)	Security held as collateral for to be announced securities and futures contracts.

(d)	Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(e)	Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.03% of total net assets.

(f)	Security was fair valued as of July 31, 2008. Represents 0.03% of net assets.

(g)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.

(h)	Non-income producing; Defaulted Bond.

FHA	Federal Housing Authority

GO	General Obligation

IO	Interest-Only security. Represents 0.09% of net assets.

LLC	Limited Liability Co.

MTN	Medium Term Note

PLC	Public Limited Co.

TBA	Security was traded on a "to be announced" basis. Represents 31.59% of net assets.

See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008
(UNAUDITED)

	Shares	Value($)
Common Stocks – 98.1%
Australia – 1.8%
BHP Billiton Ltd.	53,600	1,999,698
Caltex Australia Ltd.	66,600	741,019
National Australia Bank Ltd.	59,965	1,376,255
OZ Minerals Ltd.	316,752	588,856
Qantas Airways Ltd.	393,600	1,222,449
		5,928,277
Austria – 1.0%
Voestalpine AG	51,400	3,374,488
Belgium – 1.6%
Fortis	176,832	2,483,480
Solvay SA, Class A	24,600	2,940,343
		5,423,823
Brazil – 0.3%
Banco Do Brasil SA	60,000	969,472
Canada – 5.3%
Barrick Gold Corp.	37,500	1,588,356
Canadian Imperial Bank of
Commerce	21,000	1,271,447
Fairfax Financial Holdings Ltd.	5,200	1,332,382
Gerdau Ameristeel Corp.	161,000	2,546,244
HudBay Minerals, Inc.(a)	28,700	277,272
Industrial Alliance Insurance and
Financial Services, Inc.	26,100	875,014
Inmet Mining Corp.	11,300	716,723
Petro-Canada	68,200	3,148,512
Royal Bank of Canada	45,400	2,095,487
Teck Cominco Ltd., B Shares	64,600	2,967,801
WestJet Airlines Ltd.(a)	59,300	857,901
		17,677,139
China – 0.6%
China Petroleum & Chemical Corp.	1,920,000	2,005,110
Finland – 1.7%
Nokia Oyj	129,400	3,531,297
Stora Enso Oyj, R Shares	236,600	2,136,318
		5,667,615
France – 13.0%
Air France-KLM	28,700	713,098
BNP Paribas SA	64,580	6,365,821
Compagnie Generale des
Establissements Michelin, B Shares	39,700	2,617,133
Credit Agricole SA	240,012	5,110,032
France Telecom SA	107,200	3,389,237
Lagardere S.C.A.	46,400	2,542,904
Renault SA	51,500	4,274,687
Sanofi-Aventis	68,900	4,835,874
Societe Generale	44,231	4,092,696
Total SA	109,700	8,398,801
Vallourec SA	4,500	1,339,783
		43,680,066
Germany – 13.7%
Allianz SE	39,800	6,769,717
BASF AG	127,200	8,102,124
Deutsche Bank AG	64,400	5,940,160
Deutsche Lufthansa AG	162,600	3,742,664
Deutsche Telekom AG	220,300	3,813,165
E.ON AG	38,500	7,354,821
Infineon Technologies AG (a)	304,300	2,284,356
Muenchener Rueckversicherungs-
Gesellschaft AG	27,700	4,598,465
RWE AG	31,860	3,807,543
		46,413,015
Hong Kong – 0.4%
China Netcom Group Corp., Ltd.	462,000	1,401,548
India – 0.3%
State Bank of India GDR	17,600	1,154,560
Italy – 2.8%
ENI SpA	189,900	6,407,488
Fondiaria-SAI SpA	57,900	1,912,921
Telecom Italia SpA	536,000	961,932
		9,282,341
Japan – 19.8%
Alps Electric Co., Ltd.	55,000	565,644
Canon, Inc.	32,250	1,474,199
FUJITSU Ltd.	573,000	4,144,738
Hitachi Ltd.	170,000	1,225,642
Honda Motor Co., Ltd.	99,000	3,160,846
JFE Holdings, Inc.	101,600	4,938,766
Mitsubishi Chemical Holdings Corp.	303,000	1,807,933
Mitsubishi Corp.	129,000	3,759,573
Mitsui & Co., Ltd.	86,000	1,764,640
Mitsui Chemicals, Inc.	417,000	2,008,011
Mitsui O.S.K. Lines Ltd.	327,000	4,235,320
NAMCO BANDAI Holdings, Inc.	123,800	1,495,022
Nippon Mining Holdings, Inc.	360,000	2,169,217
Nippon Steel Corp.	329,000	1,873,037
Nippon Telegraph & Telephone Corp.	881	4,476,631
Nippon Yusen Kabushiki Kaisha	152,000	1,299,016
Nissan Motor Co., Ltd.	534,700	4,116,840
ORIX Corp.	21,300	3,225,253
Sharp Corp.	261,000	3,626,268
Sony Corp.	12,510	473,133
Sumitomo Mitsui Financial Group, Inc.	570	4,423,078
The Tokyo Electric Power Co., Inc.	165,200	4,550,317
Toshiba Corp.	543,000	3,525,986
Toyota Motor Corp.	56,700	2,444,536
		66,783,646
Luxembourg – 1.7%
ArcelorMittal	64,352	5,691,461
Netherlands – 3.1%
ING Groep NV	161,968	5,281,154
Koninklijke Ahold NV	266,720	3,034,429
Koninklijke DSM NV	34,900	2,117,420
		10,433,003
Norway – 2.0%
Norsk Hydro ASA	149,350	1,867,880
StatoilHydro ASA	153,100	4,961,492
		6,829,372
Russian Federation – 0.9%
JSC MMC Norilsk Nickel ADR	68,750	1,490,885
LUKOIL ADR	16,550	1,374,532
		2,865,417
Singapore – 0.5%
Flextronics International Ltd. (a)	104,800	935,864
Neptune Orient Lines Ltd.	427,000	875,797
		1,811,661
South Africa – 0.5%
Sanlam Ltd.	554,040	1,322,007

Standard Bank Group Ltd.	31,023	381,399
		1,703,406
South Korea – 1.7%
Honam Petrochemical Corp.	8,100	600,596
Hynix Semiconductor, Inc. (a)	24,700	524,160
Hyundai Motor Co., Ltd.	9,500	665,084
Hyundai Motors Co., Ltd., Second
Preferred	15,950	443,027
Industrial Bank of Korea GDR	88,300	1,412,800
Kookmin Bank ADR	14,600	837,164
Samsung Electronics Co., Ltd.,
Preferred	2,900	1,066,393
		5,549,224
Spain – 1.2%
Repsol YPF SA	118,600	3,973,085
Sweden – 1.7%
Electrolux AB, B Shares	6,500	78,368
Nordea Bank AB	73,600	1,043,452
Svenska Cellusoa AB (SCA), B
Shares	189,700	2,147,983
Tele2 AB, B Shares	73,400	1,282,407
Volvo AB, B Shares	86,500	1,040,805
		5,593,015
Switzerland – 2.8%
Credit Suisse Group	81,100	4,050,914
Novartis AG	90,330	5,363,525
		9,414,439
Taiwan – 1.3%
Asustek Computer, Inc.	430,000	1,119,248
China Steel Corp. GDR	40,044	1,143,256
Compal Electronics, Inc.	579,000	551,240
Taiwan Semiconductor
Manufacturing Co., Ltd.	510,960	923,128
United Microelectronics Corp.	1,094,551	506,367
		4,243,239
Thailand – 0.3%
PTT Public Co., Ltd.	121,400	900,190
United Kingdom – 18.1%
Associated British Foods plc	199,300	2,817,687
Aviva plc	352,191	3,494,514
Barclays plc	591,100	4,013,257
BP plc	125,000	1,282,758
British Energy Group plc	277,000	3,974,421
GlaxoSmithKline plc	259,600	6,050,491
HBOS plc	1,002,101	5,717,787
Home Retail Group plc	358,100	1,531,246
ITV plc	879,270	737,400
Kazakhmys plc	84,600	2,489,948
Royal & Sun Alliance Insurance
Group plc	776,127	2,014,762
Royal Bank of Scotland Group plc	1,039,124	4,310,796
Royal Dutch Shell plc, A Shares	277,887	9,853,544
Royal Dutch Shell plc, B Shares	45,973	1,614,196
Taylor Wimpey plc	468,220	362,053
Vodafone Group plc	2,624,658	7,030,049
Xstrata plc	51,700	3,707,720
		61,002,629
TOTAL COMMON STOCKS
(COST $334,420,931)		329,771,241

Investment Company – 1.0%
Northern Institutional Diversified
Assets Portfolio, Shares Class,
2.01% (b)	3,244,465	3,244,465

TOTAL INVESTMENT COMPANY
(COST $3,244,465)		3,244,465

TOTAL INVESTMENTS
(COST $337,665,396) — 99.1%		333,015,706

Percentages indicated are based on net assets of $336,019,710.

(a)	Represents non-income producing security.

(b)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Co.

SPA	Standby Purchase Agreement

See notes to schedules of portfolio investments.

SCHEDULE OF PORTFOLIO INVESTMENTS - JULY 31, 2008

The Portfolio invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Industry	Percent of Net Assets
Automotive	5.6%
Banking & Financial Services	19.5%
Broadcasting	0.2%
Building & Construction	0.7%
Cash & Cash Equivalents	1.0%
Chemicals	4.6%
Drugs - Medical	4.8%
Electrical	6.9%
Electronic Components & Semiconductors	4.5%
Food & Beverage	1.7%
Import/Export	0.5%
Insurance	6.6%
Manufacturing	4.4%
Metals & Mining	10.6%
Oil & Gas	14.0%
Paper & Related Products	0.6%
Publishing	0.8%
Retail	0.5%
Telecommunications	7.7%
Transportation Services	3.9%
Total Investments	99.1%

At July 31, 2008, the Portfolio's open forward currency contracts were as follows:

		Contract	Contract		Unrealized
	Delivery	Amount	Value		Appreciation/
Currency	Date	(Local Currency)	(U.S. Dollar) ($)	Value ($)	(Depreciation) ($)
SHORT CONTRACTS
Swedish Krona	8/1/2008	2,210,000	364,266	363,375	(891)
South African Rand	8/1/2008	1,030	140	139	(1)

HSBC INVESTOR OPPORTUNITY PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2008
(UNAUDITED)

	Shares	Value($)
Common Stocks – 96.9%
Aerospace & Defense – 1.8%
BE Aerospace, Inc. (a)	129,900	3,335,832
Biotechnology – 5.6%
Illumina, Inc. (a)	75,400	7,030,296
Invitrogen Corp. (a)	80,400	3,565,740
		10,596,036
Business Services – 1.8%
Navigant Consulting, Inc. (a)	187,650	3,467,772
Computer Software – 13.9%
ACI Worldwide, Inc. (a)	159,600	3,121,776
BMC Software, Inc. (a)	133,200	4,380,948
Brocade Communications Systems, Inc. (a)	397,100	2,680,425
Check Point Software Technologies Ltd. (a)	162,550	3,711,016
Nuance Communications, Inc. (a)	274,750	4,264,120
Red Hat, Inc. (a)	190,200	4,066,476
Satyam Computer Services Ltd. ADR	116,400	2,483,976
VeriFone Holdings, Inc. (a)	137,400	2,055,504
		26,764,241
Consumer Products – 7.1%
Church & Dwight Co., Inc.	75,400	4,137,198
Crown Holdings, Inc. (a)	141,600	3,969,048
Smithfield Foods, Inc. (a)	129,000	2,770,920
Tyson Foods, Inc., Class A	177,600	2,646,240
		13,523,406
Diversified Manufacturing Operations – 5.2%
Actuant Corp., Class A	118,900	3,621,694
AMETEK, Inc.	58,700	2,809,382
The Manitowoc Co., Inc.	129,000	3,400,440
		9,831,516
Education – 2.8%
Corinthian Colleges, Inc. (a)	161,429	2,542,507
DeVry, Inc.	48,800	2,772,328
		5,314,835
Electronic Components & Semiconductors – 1.7%
ANADIGICS, Inc. (a)	294,000	1,755,180
ATMI, Inc. (a)	61,950	1,395,734
		3,150,914
Financial Services – 2.5%
Affiliated Managers Group, Inc. (a)	20,150	1,740,960
Annaly Capital Management, Inc.	75,400	1,136,278
PrivateBancorp, Inc.	64,300	1,900,065
		4,777,303
Health Care – 8.1%
DaVita, Inc. (a)	82,100	4,585,285
DENTSPLY International, Inc.	100,500	4,045,125
Gen-Probe, Inc. (a)	68,700	3,663,084
Pediatrix Medical Group, Inc. (a)	51,900	2,524,935
Volcano Corp. (a)	42,600	646,242
		15,464,671
Hotels & Lodging – 0.8%
LaSalle Hotel Properties	66,200	1,503,402
Industrial Manufacturing – 7.2%
IDEX Corp.	122,300	4,626,609
Mettler-Toledo International, Inc. (a)	30,200	3,246,802
Oshkosh Corp.	101,400	1,829,256
WESCO International, Inc. (a)	104,700	3,941,955
		13,644,622
Media – 1.0%
DreamWorks Animation SKG, Inc. (a)	64,500	1,915,650
Oil & Gas – 15.7%
BJ Services Co.	160,000	4,704,000
Consol Energy, Inc.	37,400	2,782,186
Denbury Resources, Inc. (a)	170,900	4,809,126
Exterran Holdings, Inc. (a)	65,300	3,685,532
Massey Energy Co.	95,450	7,087,162
Range Resources Corp.	59,500	2,889,320
Smith International, Inc.	52,800	3,927,264
		29,884,590
Pharmaceuticals – 12.5%
Alexion Pharmaceuticals, Inc. (a)	70,100	6,571,875
Elan Corp. plc ADR (a)	274,800	5,509,740
OSI Pharmaceuticals, Inc. (a)	130,650	6,876,110
Santarus, Inc. (a)	247,100	590,569
Shire plc ADR	90,500	4,555,770
		24,104,064
Retail – 3.8%
O'Reilly Automotive, Inc. (a)	84,600	2,160,684
PetSmart, Inc.	87,100	1,978,041
Urban Outfitters, Inc. (a)	93,800	3,096,338
		7,235,063
Telecommunications – 2.6%
Comverse Technology, Inc. (a)	135,800	2,034,284
Polycom, Inc. (a)	121,450	2,866,220
		4,900,504
Transportation – 2.0%
Kansas City Southern (a)	69,800	3,839,000
Utilities – 0.8%
Equitable Resources, Inc.	29,300	1,530,925

TOTAL COMMON STOCKS
(COST $174,431,573)		184,784,346

Investment Company – 3.4%
Northern Institutional Government
Select Portfolio, Shares Class,
1.94% (b)	6,404,536	6,404,536

TOTAL INVESTMENT COMPANY
(COST $6,404,536)		6,404,536

TOTAL INVESTMENTS
(COST $180,836,109) — 100.3%		191,188,882

Percentages indicated are based on net assets of $190,601,053.

(a)	Represents non-income producing security.

(b)	The rates presented represent the annualized one day yield that was in effect on July 31, 2008.

ADR	American Depositary Receipt

PLC	Public Limited Co.

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments (Unaudited)	July 31, 2008

          1.     Organization:

The HSBC Advisor Funds Trust (the “Advisor Trust’’), a Massachusetts business trust organized on April 5, 1996, is registered under the Investment Company Act of 1940, as amended (the “Act’’), as an open-end management investment company. The Advisor Trust is compromised of three separate operational funds, each a diversified series of the HSBC Investor Family of Funds. The Advisor Trust contains the following funds (individually a “Feeder Fund”, collectively the “Feeder Funds’’):

Fund	Short Name
HSBC Investor Core Plus Fixed Income Fund	Core Plus Fixed Income Fund
HSBC Investor International Equity Fund	International Equity Fund
HSBC Investor Opportunity Fund	Opportunity Fund

The HSBC Investor Portfolios (the "Portfolio Trust") is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolio Trust contains the following funds (individually a "Portfolio", collectively the "Portfolios"):

Portfolio	Short Name
HSBC Investor Core Plus Fixed Income Portfolio	Core Plus Fixed Income Portfolio
HSBC Investor International Equity Portfolio	International Equity Portfolio
HSBC Investor Opportunity Portfolio	Opportunity Portfolio

The Core Plus Fixed Income Fund, the International Equity Fund, and the Opportunity Fund utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their Respective Portfolios (as defined below).

		Proportionate Interest on
Feeder Fund	Respective Portfolio	July 31, 2008
Core Plus Fixed Income Fund	Core Plus Fixed Income Portfolio	65.4%
International Equity Fund	International Equity Portfolio	82.8%
Opportunity Fund	Opportunity Portfolio	77.9%

The Portfolios are diversified series of the Portfolio Trust and, like each Feeder Fund, are open-end management investment companies. The Portfolios’ Schedules of Portfolio Investments (“Schedules”) should be read in conjunction with the Schedules of the Feeder Funds.

Under the Feeder Funds and Portfolios organizational documents, the Feeder Funds and Portfolios’ officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Feeder Funds and Portfolios. In addition, in the normal course of business, the Feeder Funds and Portfolios enter into contracts with their service providers, which also provide for indemnifications by the Feeder Funds and Portfolios. The Feeder Funds and Portfolios maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Feeder Funds and Portfolios. However, based on experience, the Feeder Funds and Portfolios expect that risk of loss to be remote.

          2.      Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Feeder Funds and Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP’’). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Securities Valuation:

A.    Feeder Funds

The Feeder Funds record their investments in their respective Portfolios at fair value. Securities of the Portfolios are recorded at fair value as more fully discussed in the following note.

B.    Portfolios

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued by or at the direction of the Portfolios’ Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

Investment Transactions:

A.    Feeder Funds

The Feeder Funds record daily their pro-rata share of income, expenses, changes in unrealized appreciation and depreciation and realized and unrealized gains and losses derived from their respective Portfolios.

B.    Portfolios

Investment transactions are accounted for no later than one business day following trade date. For financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period.

Foreign Currency Translation:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities.

Forward Foreign Currency Exchange Contracts:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.

Futures Contracts:

Each Portfolio may invest in futures contracts for the purpose of hedging their existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Core Plus Fixed Income Portfolio had the following open futures contracts at July 31, 2008:

			Unrealized
			Appreciation
			(Depreciation)
	Position	Contracts	($)
Core Plus Fixed Income Portfolio
U.S. Treasury Two Year Note Futures Contract
expiring September 2008 (Notional value at
$9,540,000)	Long	45	46,625
U.S. Treasury Ten Year Note Futures Contract
expiring September 2008 (Notional value at
$6,315,547)	Short	75	(30,938)

Mortgage Dollar Roll Transactions:

The Core Plus Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment adviser based on procedures established by the Board of Trustees. Therefore, not all restricted securities are considered illiquid. At July 31, 2008, the HSBC Core Plus Fixed Income Portfolio held restricted securities that were illiquid, representing 0.03% of net assets, as follows:

	Acquisition	Acquisition	Principal
Security Name	Date	Cost ($)	Amount ($)	Value ($)
Core Plus Fixed Income Portfolio
DLJ Mortgage Acceptance Corp., IO, Series 1997-CF1, Class
S, 1.18%, 5/15/30	5/16/1997	1,474	18,532	-
FHA Weyerhauser, 7.43%, 1/1/24	3/28/2002	24,940	26,392	26,392
GS Mortgage Securities Corp., IO, Series 1997-GL, Class X2,
0.29%, 7/13/30	8/14/1997	1,430	35,896	465

Repurchase Agreements:

The Portfolios may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S.

Government obligations. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Federal Income Tax Information:

As of July 31, 2008, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation on securities and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Fund Name	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)
Core Plus Fixed Income Portfolio	137,940,968	360,927	(5,134,548)	(4,773,621)
International Equity Portfolio	338,654,060	44,234,888	(49,873,242)	(5,638,354)
Opportunity Portfolio	181,264,665	26,534,885	(16,610,668)	9,924,217

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Advisor Funds Trust

By (Signature and Title)*	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 19, 2008

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 19, 2008

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer

Date	September 19, 2008

* Print the name and title of each signing officer under his or her signature.